Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Schedule of details of provisions in the consolidated balance sheet

	12/31/2016	12/31/2017

Provisions for pensions and similar obligations	3,972	3,860
Provisions for tax and legal matters	1,306	1,072
Provisions for off-balance-sheet risk	874	1,032
Other provisions	1,050	766
Provisions	7,202	6,730

Schedule of changes in provisions

	2015					2016					2017
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year	2,863	1,220	1,359	546	5,988	4,004	1,005	952	619	6,580	3,972	1,306	874	1,050	7,202
Additions charged (credited) to net income:
Interest expense and similar charges	213	—	—	—	213	317	—	—	—	317	332	—	—	—	332
Personnel expenses – Defined Benefit Plan	188	—	—	—	188	201	—	—	—	201	146	—	—	—	146
Personnel expenses – Defined Contribution Plan (Note 41)	272	—	—	—	272	300	—	—	—	300	330	—	—	—	330
Other	(24)	—	—	—	(24)	(186)	—	—	—	(186)	51	—	—	—	51
Actuarial (gains)/losses recognized in the year in Other comprehensive income	953	—	—	—	953	(530)	—	—	—	(530)	(666)	—	—	—	(666)
Period provisions	—	(33)	(407)	205	(235)	—	624	(78)	521	1,067	—	197	158	31	386
Contributions from the employer		—	—	—	—	542	—	—	—	542	225	—	—	—	225
Payments to pensioners and pre-retirees with a charge to internal provisions	(178)	—	—	—	(178)	(365)	—	—	—	(365)	(191)	—	—	—	(191)
Other payments (*)	—	(182)	—	(132)	(314)	—	(323)	—	(90)	(413)	—	(431)	—	(315)	(746)
Payments to Defined Contribution Plan	(272)	—	—	—	(272)	(300)	—	—	—	(300)	(330)	—	—	—	(330)
Transfers and other changes	(11)	—	—	—	(11)	(11)	—	—	—	(11)	(9)	—	—	—	(9)
Balances at the end of year	4,004	1,005	952	619	6,580	3,972	1,306	874	1,050	7,202	3,860	1,072	1,032	766	6,730

(*)Included in these amounts are payments made by the Bank to the Tax Administration Service of 19 million pesos in 2015, 18 million pesos in 2016 and 5 million pesos in 2017 due to the fact that the Bank was not withholding income tax in their derivative transactions with certain counterparties.

Schedule of Provision for pensions and similar obligations

	12/31/2016	12/31/2017

Provisions for post-employment plans
Of which: Defined benefit pension plan	3,951	3,830
Provisions for defined contribution pension plan	21	30
Provisions for pensions and similar obligations	3,972	3,860

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2016	12/31/2017

Annual discount rate	9.0%	9.3%
Mortality tables	EMSSA 1997	EMSSA 1997
Expected return on plan assets	9.0%	9.3%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	3.5%	3.5%
Medical cost trend rates	7.12%	7.12%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2016	12/31/2017

Present value of the obligations:
Pension plan	2,283	2,019
Post-employment benefits	4,440	4,000
Other	654	712
	7,377	6,731
Less:
Fair value of plan assets	(3,426)	(2,901)

Provisions – Provisions for pensions	3,951	3,830
Of which:
Internal provisions for pensions	3,951	3,830

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2015	2016	2017

Current service cost (Note 41)	188	201	146
Interest cost (net)	213	317	332
Other	(24)	(186)	51
	377	332	529

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2016	2017

Present value of the obligations at the beginning of year	7,864	7,377
Current service cost (Note 41)	201	146
Interest cost	643	633
Benefits paid	(818)	(737)
Actuarial (gains)/losses	(512)	(681)
Other	(1)	(7)
Present value of the obligations at the end of year	7,377	6,731

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2016	2017

Fair value of plan assets at the beginning of year	3,881	3,426
Actual return on plan assets	539	242
Transfer of funds to defined contribution plan	(542)	(225)
Benefits paid	(452)	(542)
Other	—	—
Fair value of plan assets at the end of year	3,426	2,901

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2016	12/31/2017

Equity instruments	27%	29%
Cash and debt instruments	73%	71%

Schedule of off-balance-sheet risks

	12/31/2016	12/31/2017

Available lines of credit cards and non-revolving consumer loans	759	838
Guarantees and loan commitments of commercial and public sector loans	115	194
	874	1,032